Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000826344_SupplementTextBlock

Morgan Stanley

July 25, 2014

Supplement

SUPPLEMENT DATED JULY 25, 2014 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND
Dated April 30, 2014

The Board of Trustees of Morgan Stanley Global Infrastructure Fund (the "Fund") has approved (i) the offering of a commission, which will be paid by Morgan Stanley Distribution, Inc., as distributor of the Fund, to certain financial intermediaries as compensation on sales of Class A shares of the Fund of $1 million or more; and (ii) the imposition of a contingent deferred sales charge on Class A shares of the Fund in relation thereto. As a result, effective August 1, 2014, the following changes to the Prospectus are necessary:

Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley Global Infrastructure Fund
Expense [Heading]	rr_ExpenseHeading	The following replaces the "Shareholder Fees" table in the section of the Prospectus entitled "Fund Summary-Fees and Expenses-Shareholder Fees:"
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The reference to footnote 2 in the "Annual Fund Operating Expenses" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby replaced with footnote 3.

The footnotes following the "Annual Fund Operating Expenses" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" are hereby deleted and replaced with the following:

(3)  The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 1.00% to 0.75% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 1.00% to 0.75% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances.
B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter.
L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none

[1]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information-Share Class Arrangements" for further information about the CDSC waiver categories.
[2]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Shareholder Information-Share Class Arrangements" for a complete discussion of the CDSC.